Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 83,054	€ 85,306	€ 102,523
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,470	45,895
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,502	19,253
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,884	14,778
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,753	2,807
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,253	1,461
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	810	1,109
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 382	€ 3